Shareholder Report, Line Graph (Details) 194407_Horizon Kinetics Medical ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Horizon Kinetics Medical ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Horizon Kinetics Medical ETF NAV
Accumulated Value	$ 13,517	$ 14,187	$ 15,097	$ 14,488	$ 13,100	$ 12,014	$ 10,353	$ 10,183	$ 9,199	$ 10,000	$ 17,363
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827